Equity (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Equity	Equity
Equity Financings
“At-the-Market” Offerings
On October 25, 2021, the Company entered into a sales agreement, or the 2021 Sales Agreement, with Leerink Partners LLC (then known as SVB Leerink LLC), or Leerink Partners, pursuant to which the Company may sell shares of the Company’s common stock, from time to time, through an “at the market” equity offering program under which Leerink Partners will act as sales agent. The shares of common stock sold pursuant to the 2021 Sales Agreement, if any, would be issued and sold pursuant to a registration statement to be filed by the Company with the SEC, for aggregate remaining gross sales proceeds of up to $51.0 million.
During the three months ended March 31, 2024 and the year ended December 31, 2023, the Company sold no shares of its common stock pursuant to the 2021 Sales Agreement.
Warrants
The following is a summary of warrant activity for the three months ended March 31, 2024:

	Number of Warrants			Weighted-average exercise price
	Equity classified	Liability classified	Total
Outstanding at December 31, 2023	74,420	966,393	1,040,813	$45.98
Exercises	(65,681)	—	(65,681)	43.80
Outstanding at March 31, 2024	8,739	966,393	975,132	$46.12
See Note 14 for further discussion on the exercise of the 65,681 warrants. See Note 12 to the consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023 for further discussion of the terms related to the Company’s warrants.
Reserved Shares
The Company has authorized shares of common stock for future issuance as of March 31, 2024 as follows:

Exercise of warrants	975,132
Shares available for future stock incentive awards	202,875
Unvested restricted stock units	464,018
Outstanding common stock options	1,347,618
Series A Preferred Stock	17,808,670
Outstanding Series A Preferred Stock options	470,403
Total	21,268,716
Equity
Equity Financings
Merger
On December 5, 2023, the Company issued 6,723,639 shares of common stock as part of its consideration transferred in connection with the Merger which settled the related equity-classified forward contract (see Note 3).
Underwritten Offering
On April 6, 2022, the Company entered into an underwriting agreement with SVB Securities LLC (now known as Leerink Partners LLC), as representative of the several underwriters named therein, relating to an underwritten offering of 27,428,572 shares of the Company’s common stock and 2022 Warrants to purchase up to 20,571,429 shares of common stock. The offering of such shares and the 2022 Warrants is referred to as the 2022 Offering. Each share and accompanying 2022 Warrant to purchase 0.75 shares of common stock was sold at a combined offering price of $1.41. The exercise price for the 2022 Warrants is $1.55 per share. The Company received net proceeds from the 2022 Offering of approximately $36.9 million.
The 2022 Warrants are subject to adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common stock and also upon any distributions for no consideration of assets to the Company’s stockholders. Each 2022 Warrant is exercisable at any time and from time to time after issuance. In the event of certain corporate transactions, the holders of the 2022 Warrants will be entitled to receive the kind and amount of securities, cash or other property that the holders would have received had they exercised the Warrants immediately prior to such transaction. Therefore, the Company is required to account for the 2022 Warrants as liabilities and record the 2022 Warrants at fair value. The 2022 Warrants do not entitle the holders thereof to any voting rights or any of the other rights or privileges to which holders of Common Stock are entitled.
“At-the-Market” Offerings
2020 Sales Agreement
On August 6, 2020, the Company entered into a sales agreement, or the 2020 Sales Agreement with Jefferies LLC, as sales agent, pursuant to which the Company was permitted, from time to time, to issue and sell common stock with an aggregate value of up to $50.0 million in an “at the market offering.” On October 8, 2021, the Company delivered notice to Jefferies LLC that the Company was terminating the 2020 Sales Agreement, with effect as of October 19, 2021.
2021 Sales Agreement
On October 25, 2021, the Company entered into a Sales Agreement, or the 2021 Sales Agreement, with Leerink Partners LLC (then known as SVB Leerink LLC), or Leerink Partners, pursuant to which the Company may sell shares of the Company’s common stock, from time to time, through an “at the market” equity offering program under which Leerink Partners will act as sales agent. The shares of common stock sold pursuant to the 2021 Sales Agreement, if any, would be issued and sold pursuant to a registration statement to be filed by the Company with the SEC, for aggregate remaining gross sales proceeds of up to $51.0 million.
During the year ended December 31, 2023, the Company sold no shares of its common stock pursuant to the 2021 Sales Agreement. During the year ended December 31, 2022, the Company sold 774,544 shares of its common stock pursuant to the 2021 Sales Agreement for aggregate net proceeds of $2.1 million, after deducting commissions and other transaction costs.
June 2020 Sobi Stock Purchase
On June 11, 2020, the Company entered into a stock purchase agreement with Sobi, pursuant to which the Company sold an aggregate of 5,416,390 shares of its common stock at a purchase price equal to $4.6156 per share, which represented 120% of the 10-day volume-weighted average price of the Company’s common stock prior to signing, for aggregate gross proceeds of $25.0 million, or the Sobi Private Placement. The closing of the Sobi Private Placement occurred on July 31, 2020.
In accordance with ASC 815, this forward sale treatment qualified as equity classification as the shares are not within the scope of ASC 480. The gross proceeds of $25.0 million were determined to include a premium to the fair value of the Company’s shares as of July 28, 2020 of approximately $14.5 million. As a result, such amount was included in the transaction price for revenue recognition of the Sobi License. See Note 14 for details.
Also on June 11, 2020, the Company entered into a registration rights agreement, as amended by that certain letter agreement, dated as of November 4, 2020, or the Sobi Registration Rights Agreement, with Sobi, pursuant to which the Company agreed to prepare and file a registration statement with respect to the resale of the shares of common stock acquired in the Sobi Private Placement. The Company will be required to file this resale registration statement within 30 days following receipt by the Company of a written request from Sobi to file such resale registration statement, and to have the registration statement declared effective within ten business days after the SEC informs the Company that no review of such resale registration statement will be made or that the SEC has no further comments on such resale registration statement.
December 2019 Financing
On December 18, 2019, the Company entered into a securities purchase agreement, or the 2019 Purchase Agreement, with a group of institutional investors and certain members of the Board of Directors. Pursuant to the 2019 Purchase Agreement, the Company sold an aggregate of 37,634,883 shares of its common stock at a purchase price of $1.46 per share, warrants to purchase an aggregate of 22,988,501 shares of common stock at a purchase price of $0.125 per share underlying each common warrant, and pre-funded warrants to purchase an aggregate of 8,342,128 shares of common stock at a purchase price of $1.46 per share, all with five year terms, or the 2019 PIPE. The closing of the 2019 PIPE occurred on December 23, 2019. The exercise price of the pre-funded warrants is $0.0001 per share and the exercise price for the common warrants is $1.46 per share. In the event of a certain sale of the Company, the terms of the common warrants require us to make a payment to such common warrant holders based on a Black-Scholes valuation (using variables as specified in the warrants). This provision does not apply to the pre-funded warrants. Therefore, the Company is required to account for the common warrants as liabilities and record them at fair value, while the pre-funded warrants met the criteria to be classified as permanent equity.
The Company recorded the fair value of the 2019 Warrants of $40.7 million upon issuance using the Black-Scholes valuation model. Issuance costs were allocated between the equity component with an offset to additional paid-in capital and the liability component recorded as expense on a relative fair value basis. Total net proceeds from the equity offering was $65.6 million, after deducting transaction costs and commissions of $4.4 million.
As discussed in Note 6, the Company remeasured the Amended 2019 Warrants at the fair value of $0.8 million on December 20, 2022 and reclassified this amount to additional paid-in capital.
The remaining 2019 Warrants liability and the 2022 Warrants liability were revalued as of December 31, 2023 at $6.4 million. During the years ended December 31, 2023, 2022 and 2021, the Company recorded a decrease of $12.7 million and $20.9 million and an increase of $2.3 million, respectively, in the fair value of the warrants in the consolidated statements of operations and comprehensive income (loss).
June 2017 Financing
In June 2017, the Company entered into a securities purchase agreement, or the Institutional Purchase Agreement, with certain institutional investors and a securities purchase agreement with Timothy A. Springer,
Ph.D., a member of the Board of Directors, or the Springer Purchase Agreement, for a private placement of the Company’s securities, or the 2017 PIPE. Pursuant to the Institutional Purchase Agreement, the Company sold an aggregate of 2,750,000 shares of its common stock at a purchase price equal to $16.00 per share. Pursuant to the Springer Purchase Agreement, the Company sold to Dr. Springer an aggregate of 338,791 shares of common stock at a purchase price equal to $17.71 per share, which was equal to the most recent consolidated closing bid price on the Nasdaq Stock Market on June 23, 2017, and warrants to purchase up to 79,130 shares of common stock, or the Warrant Shares, exercisable at $17.71 per Warrant Share, and with a term of five years. The equity-classified warrants expired during the year ended December 31, 2022.
Warrants
The following is a summary of warrant activity for the years ended December 31, 2023 and 2022:

	Number of Warrants
	Equity classified	Liability classified	Total	Weighted average exercise price
Outstanding at December 31, 2021	292,469	10,443,511	10,735,980	$1.62
Issuance	—	20,571,429	20,571,429	1.55
Canceled	(79,130)	—	(79,130)	$17.71
Reclassification of warrant liability to equity on modification	2,022,987	(2,022,987)	—	$1.46
Outstanding at December 31, 2022	2,236,326	28,991,953	31,228,279	$1.53
Canceled	(3,576)	—	(3,576)	16.77
Outstanding at December 31, 2023	2,232,750	28,991,953	31,224,703	$1.53
Common Stock
As of December 31, 2023, the Company had 350,000,000 shares of common stock authorized for issuance, $0.0001 par value per share, with 161,927,821 shares issued and outstanding. The voting, dividend and liquidation rights of the common stockholders are subject to and qualified by the rights, powers and preferences of the preferred stock. The common stock has the following characteristics:
Voting
Common stockholders are entitled to one vote for each share of common stock held with respect to all matters voted on by the stockholders of the Company.
Dividends
Common stockholders are entitled to receive dividends, if and when declared by the Board of Directors. Through December 31, 2023, no cash dividends have been declared or paid on common stock.
Liquidation
Upon liquidation of the Company, common stockholders are entitled to receive all assets of the Company available for distribution to such stockholders.
Reserved Shares
The Company has authorized shares of common stock for future issuance as follows:

As of December 31, 2023
Exercise of warrants	31,224,703
Shares available for future stock incentive awards	35,836,268
Outstanding common stock options	23,306,661
Total	90,367,632
As described in Note 11, prior to the stockholder approval of the Conversion Proposal, the Series A Preferred Shares are not convertible. Following the stockholder approval of the Conversion Proposal, each share of Series A Preferred Stock will automatically convert into 1,000 shares of common stock.